Note 10 - Notes Payable, Net - Future Minimum Principal Payments (Details)	Sep. 30, 2025 USD ($)
Debt Disclosure [Abstract]
Other Commitment, to be Paid, Year One
Other Commitment, to be Paid, Year Two	35,400,527
Other Commitment, to be Paid, Year Three
Other Commitment, to be Paid, Year Four	1,000,000
Other Commitment, to be Paid, Year Five
Other Commitment, to be Paid, after Year Five	$ 36,400,527